Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions		Taxes	Royalties	Fees	Total Payments
Total	[1]	$ 541.6	$ 136.2	$ 12.2	$ 690.0
GFI Joint Venture Holdings Pty Ltd [Member] | South Deep Gold Mine 1 [Member]
Total	[2]	0.2	1.6	0.2	2.0
Gold Fields Operations Pty Ltd [Member] | South Deep Gold Mine 2 [Member]
Total	[2]	0.1	1.6	0.2	1.9
Gold Fields Group Services Pty Ltd [Member] | Service Company [Member]
Total	[2]	1.3			1.3
GFL Mining Services Limited [Member] | Investment Holding Company 2 [Member]
Total	[2]	0.4			0.4
Gold Fields Limited [Member] | Investment Holding Company 3 [Member]
Total	[2]	1.1			1.1
Gold Fields La Cima [Member] | Cerro Corona Mine [Member]
Total	[2]	60.2	5.4	1.1	66.7
Gold Fields Australia Pty Ltd [Member] | Representative Tax Payer [Member]
Total	[2]	259.7			259.7
Agnew Gold Mining Company Pty Ltd [Member] | Agnew Gold Mine [Member]
Total	[2]	2.5	13.5	2.6	18.6
Gruyere Management Pty Ltd [Member] | Gruyere Gold Mine [Member]
Total	[2]	0.7	7.3	0.9	8.9
GSM Mining Company Pty Ltd [Member] | Granny Smith Gold Mine [Member]
Total	[2]	4.5	15.6	1.9	22.0
St Ives Gold Mining Company Pty Ltd [Member] | St Ives Gold Mine [Member]
Total	[2]	3.5	17.7	3.4	24.6
Abosso Goldfields Limited [Member] | Damang Gold Mine [Member]
Total	[2]	20.3	14.9	0.5	35.7
Gold Fields Ghana Limited [Member] | Tarkwa Gold Mine [Member]
Total	[2]	184.7	$ 58.6	1.0	244.3
Minera Gold Fields Salares Norte SpA [Member] | Salares Norte [Member]
Total	[2]	2.3		$ 0.4	2.7
Euroguard PLC [Member] | Insurance cell [Member]
Total	[2]	$ 0.1			$ 0.1

[1]
When payments are made in A$, S/., GH ₵ , Rand, GBP or CLP, they were converted into US$ using the average exchange rates during the reporting period. The average exchange rates for the period from January 1 to December 31, 2024 were A$/US$: 0.66, US$/ZAR: 18.33, US$/PEN: 3.75, US$/CLP: 944.42, US$/GH ₵ :13.99 and GBP/US$: 1.24 .

[2]
When payments are made in A$, S/., GH ₵ , Rand, GBP or CLP, they were converted into US$ using the average exchange rates during the reporting period. The average exchange rates for the period from January 1 to December 31, 2024 were A$/US$: 0.66, US$/ZAR: 18.33, US$/PEN: 3.75, US$/CLP: 944.42, US$/GH ₵ :13.99 and GBP/US$: 1.24 .